AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2025
	Shares	Value
Common Stocks - 99.1%
Communication Services - 3.2%
Bandwidth, Inc., Class A*	116,197	$1,522,181
IMAX Corp. (Canada)*,1	136,670	3,601,254
Ziff Davis, Inc.*	36,700	1,379,186

Total Communication Services		6,502,621
Consumer Discretionary - 9.9%
Academy Sports & Outdoors, Inc.	48,170	2,197,034
Arhaus, Inc.*	80,345	699,001
BJ's Restaurants, Inc.*	44,200	1,514,292
Boot Barn Holdings, Inc.*	13,978	1,501,657
Camping World Holdings, Inc., Class A	100,000	1,616,000
Fox Factory Holding Corp.*	31,140	726,808
Genius Sports, Ltd. (United Kingdom)*	257,000	2,572,570
Group 1 Automotive, Inc.	13,419	5,125,387
Patrick Industries, Inc.[1]	29,149	2,464,839
Tri Pointe Homes, Inc.*	62,175	1,984,626

Total Consumer Discretionary		20,402,214
Consumer Staples - 1.8%
Central Garden & Pet Co.*,1	81,945	3,004,104
Central Garden & Pet Co., Class A*	19,351	633,358

Total Consumer Staples		3,637,462
Energy - 8.3%
California Resources Corp.	31,635	1,390,991
Chord Energy Corp.	18,660	2,103,355
Crescent Energy Co., Class A	136,405	1,533,192
Magnolia Oil & Gas Corp., Class A	109,155	2,757,255
Matador Resources Co.	46,656	2,383,655
Northern Oil & Gas, Inc.	56,280	1,701,345
Permian Resources Corp.	121,478	1,682,470
Solaris Energy Infrastructure, Inc., Class A1	157,290	3,422,631

Total Energy		16,974,894
Financials - 28.4%
Ameris Bancorp	64,678	3,723,513
Atlantic Union Bankshares Corp.	93,979	2,926,506
Bowhead Specialty Holdings, Inc.*	74,191	3,015,864
Cathay General Bancorp	60,672	2,610,716
City Holding Co.	26,934	3,163,937
Community Financial System, Inc.	43,919	2,497,234
Enterprise Financial Services Corp.	41,650	2,238,271
Federal Agricultural Mortgage Corp., Class C	24,829	4,655,686
First Financial Bancorp	98,404	2,458,132
Glacier Bancorp, Inc.	45,030	1,991,227
	Shares	Value

Hancock Whitney Corp.	42,500	$2,229,125
International Bancshares Corp.	60,500	3,815,130
OceanFirst Financial Corp.	103,713	1,764,158
Piper Sandler Cos.	10,762	2,665,317
PJT Partners, Inc., Class A	18,602	2,564,844
Seacoast Banking Corp. of Florida	64,147	1,650,502
Selective Insurance Group, Inc.	47,260	4,326,180
Stifel Financial Corp.	31,719	2,989,833
Veritex Holdings, Inc.	85,570	2,136,683
Walker & Dunlop, Inc.	39,403	3,363,440
WesBanco, Inc.	50,603	1,566,669

Total Financials		58,352,967
Health Care - 9.2%
Agios Pharmaceuticals, Inc.*	51,910	1,520,963
Dynavax Technologies Corp.*	185,425	2,404,962
Integer Holdings Corp.*,1	37,346	4,407,202
Ligand Pharmaceuticals, Inc.*	30,817	3,240,099
NeoGenomics, Inc.*	204,168	1,937,554
OmniAb, Inc.*,2,3	10,502	0
OmniAb, Inc.*,2,3	10,502	0
Supernus Pharmaceuticals, Inc.*	104,531	3,423,390
Ultragenyx Pharmaceutical, Inc.*	55,089	1,994,773

Total Health Care		18,928,943
Industrials - 11.6%
CBIZ, Inc.*	55,166	4,184,893
Chart Industries, Inc.*	15,836	2,286,085
Everus Construction Group, Inc.*	20,998	778,816
Gates Industrial Corp. PLC*	117,685	2,166,581
Hillman Solutions Corp.*	159,164	1,399,051
Interface, Inc.	116,410	2,309,574
Primoris Services Corp.	58,915	3,382,310
UFP Industries, Inc.	30,070	3,218,693
Wabash National Corp.	57,875	639,519
WNS Holdings, Ltd. (India)*	55,495	3,412,387

Total Industrials		23,777,909
Information Technology - 5.5%
Avnet, Inc.	44,980	2,163,088
Endava PLC, Sponsored ADR (United Kingdom)*	40,635	792,789
Power Integrations, Inc.	25,290	1,277,145
Silicon Laboratories, Inc.*	20,735	2,334,139
TTM Technologies, Inc.*	139,500	2,861,145
Viavi Solutions, Inc.*	161,930	1,811,997

Total Information Technology		11,240,303

AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 3.9%
Minerals Technologies, Inc.	31,296	$1,989,487
Orion, S.A.	87,001	1,124,923
Silgan Holdings, Inc.	61,715	3,154,871
Worthington Steel, Inc.	65,468	1,658,304

Total Materials		7,927,585
Real Estate - 13.0%
Acadia Realty Trust, REIT	120,180	2,517,771
Agree Realty Corp., REIT [1]	43,874	3,386,634
Essential Properties Realty Trust, Inc., REIT	90,700	2,960,448
Four Corners Property Trust, Inc., REIT	109,268	3,135,992
Getty Realty Corp., REIT [1]	90,137	2,810,472
Independence Realty Trust, Inc., REIT	233,802	4,963,616
National Storage Affiliates Trust, REIT	54,700	2,155,180
Piedmont Office Realty Trust, Inc., Class A, REIT	314,825	2,320,260
STAG Industrial, Inc., REIT	68,660	2,479,999

Total Real Estate		26,730,372
Utilities - 4.3%
IDACORP, Inc.	27,089	3,148,284
MDU Resources Group, Inc.	81,975	1,386,197
Northwestern Energy Group, Inc.	38,378	2,220,935
Southwest Gas Holdings, Inc.	29,485	2,117,023

Total Utilities		8,872,439

Total Common Stocks (Cost $169,022,003)		203,347,709

Principal Amount
Short-Term Investments - 3.5%
Joint Repurchase Agreements - 2.6%[4]
Citadel Securities LLC, dated 03/31/25, due 04/01/25, 4.440% total to be received $1,280,614 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 04/15/25 - 02/15/55, totaling $1,306,226)	$1,280,456	1,280,456
	Principal Amount	Value

Daiwa Capital Markets America, dated 03/31/25, due 04/01/25, 4.370% total to be received $1,155,773 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 04/10/25 - 03/01/55, totaling $1,178,746)	$1,155,633	$1,155,633
RBC Dominion Securities, Inc., dated 03/31/25, due 04/01/25, 4.360% total to be received $1,321,051 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 04/10/25 - 12/15/66, totaling $1,347,309)	1,320,891	1,320,891
State of Wisconsin Investment Board, dated 03/31/25, due 04/01/25, 4.470% total to be received $1,280,615 (collateralized by various U.S. Treasuries, 0.125% - 3.625%, 04/15/26 - 02/15/53, totaling $1,304,333)	1,280,456	1,280,456
TD Securities LLC, dated 03/31/25, due 04/01/25, 4.370% total to be received $354,471 (collateralized by a U.S. Treasury, 4.875%, 10/31/28, totaling $361,517)	354,428	354,428

Total Joint Repurchase Agreements		5,391,864
Repurchase Agreements - 0.9%
Fixed Income Clearing Corp., dated 03/31/25, due 04/01/25, 4.100% total to be received $1,765,201 (collateralized by a U.S. Treasury Note, 4.125%, 11/30/29, totaling $1,800,317)	1,765,000	1,765,000

Total Short-Term Investments (Cost $7,156,864)		7,156,864
Total Investments - 102.6% (Cost $176,178,867)		210,504,573
Other Assets, less Liabilities - (2.6)%		(5,247,710)
Net Assets - 100.0%		$205,256,863

*	Non-income producing security.
[1]	Some of these securities, amounting to $16,987,047 or 8.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security's value was determined by using significant unobservable inputs.
[3]	These securities are restricted and are not available for re-sale. Ligand Pharmaceuticals, Inc. (“Ligand”) completed a spin-off of OmniAb, Inc on November 2, 2022. Ligand shareholders received new holdings of OmniAb earn-out shares. The market value of earn-out shares was $0 on the date of the spin-off. At March 31, 2025, for each holding of OmniAb earn-out shares the cost was $19,190 and the market value of each was $0, which represents 0% of net assets..
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Financials	$58,352,967	—	—	$58,352,967
Real Estate	26,730,372	—	—	26,730,372
Industrials	23,777,909	—	—	23,777,909
Consumer Discretionary	20,402,214	—	—	20,402,214
Health Care	18,928,943	—	$0	18,928,943
Energy	16,974,894	—	—	16,974,894
Information Technology	11,240,303	—	—	11,240,303
Utilities	8,872,439	—	—	8,872,439
Materials	7,927,585	—	—	7,927,585
Communication Services	6,502,621	—	—	6,502,621
Consumer Staples	3,637,462	—	—	3,637,462
Short-Term Investments
Joint Repurchase Agreements	—	$5,391,864	—	5,391,864
Repurchase Agreements	—	1,765,000	—	1,765,000
Total Investments in Securities	$203,347,709	$7,156,864	$0	$210,504,573

The Level 3 common stocks were received as a result of a corporate action. The security's value was determined by using significant unobservable inputs. For the current period ended March 31, 2025, the change in unrealized depreciation was $0.
For the period ended March 31, 2025, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$16,987,047	$5,391,864	$11,898,505	$17,290,369
The following table summarizes the securities received as collateral for securities lending at March 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.825%	04/30/25-05/15/54
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.